Stock-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 06, 2013	May. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Oct. 31, 2015	Aug. 29, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options				$ 8.8
Weighted average recognition period				3 years 2 months 12 days
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross			262,500
Warrants outstanding					21,905	21,905
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		465,633
Granted, Weighted Average Exercise Price		$ 7.80
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		20,835
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value per share				$ 2.02
Intrinsic value per share					$ 8.64
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross				2,512,179	826,284	2,103,436
Granted, Weighted Average Exercise Price				$ 3.93	$ 6.00	$ 4.20
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares available for future grant								125,000
Estimated forfeiture rate				0.00%	0.00%
Unrecognized compensation cost related to unvested stock options					$ 4.2
Weighted average recognition period					3 years 3 months 18 days
Intrinsic value per share				$ 2.02
Intrinsic value per share					$ 8.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 4.20	$ 2.88
Stock Issued During Period, Shares, New Issues		355,001
Plan 2009 [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares available for future grant					25,314
Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized	591,667
Plan 2011 [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares available for future grant					157,482
Plan 2015 [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares available for future grant				3,091,600			5,000,000